Current income taxes Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current income taxes Narrative [line items]
Unused tax loss carry-forward, tax credits and other (MAT NV)	€ 15,592	€ 4,581		€ 1,570
Unused notional interest deduction - expiration date 2018	0	315		315
Tax losses, notional interest deduction and other tax benefits	25,285	11,948		9,451
Deferred tax liabilities	€ 6,226	€ 7,415	[1]	€ 1,325
Innovation Income Deduction	100.00%	100.00%		0.00%
Deferred tax assets recognized	€ 0	€ 0		€ 109

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.